Investment Risks - LionShares U.S. Equity Total Return ETF	Aug. 29, 2025
Equity Securities And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities and Market Risk. The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by a Fund will experience sudden, unpredictable drops in value or long periods of decline in value. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of the investment advisor’s and sub-advisor’s control. These types of events could adversely affect the Fund’s performance.

Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Securities of large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Risk Of Investing In ETFs Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in ETFs. The Fund’s investments in other ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such ETFs, and the value of the Fund’s investment will fluctuate in response to the performance of such portfolios. In addition, shareholders of the Fund will bear both their proportionate share of the fees and expenses of the Fund (including management and advisory fees) and, indirectly, the fees expenses of the other ETFs.

Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the investment advisor’s and sub-advisor’s success or failure to implement investment strategies for the Fund. Investment decisions made by the portfolio managers in implementing these investment strategies may not produce the returns expected by the investment advisor and sub-advisor, may cause the Fund’s shares to lose value, or may cause the Fund to underperform other funds with similar investment objectives. The investment advisor’s and sub-advisor’s assessment of the value of a holding and its future value may prove to be incorrect and a holding’s market price may not move in the manner anticipated by the investment advisor and sub-advisor.

New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is recently organized with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, shares may trade at a material discount to net asset value (“NAV”), the bid-ask spread could widen, and shares could face trading halts and/or delisting.
◦Costs of Buying or Selling Fund Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for shares than the Fund’s NAV. In addition, investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant and the bid-ask spread could widen.
◦Trading. Although shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, shares may trade at a material discount to net asset value (“NAV”), the bid-ask spread could widen, and shares could face trading halts and/or delisting.
ETF Risks, Costs Of Buying Or Selling Fund Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Fund Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for shares than the Fund’s NAV. In addition, investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant and the bid-ask spread could widen.

ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.
Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. As a result of its active trading strategy, the Fund may incur higher transaction costs, including dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. This may also results in a higher level of current tax liability to shareholders in the Fund.

Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. To the extent the Fund’s investments are focused more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and may involve leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.
◦Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
◦Options Risk. Options are instruments whose value is derived from that of other assets, rates, or indexes. The Fund may invest in options that derive their performance from the performance of ETFs invested in the broad U.S. equity market. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Derivatives Risk, Futures Contract Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. Options are instruments whose value is derived from that of other assets, rates, or indexes. The Fund may invest in options that derive their performance from the performance of ETFs invested in the broad U.S. equity market. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.
Small- And Mid-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Capitalization Companies Risk. Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.

Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, and its investment advisor, the sub-advisor and/or other service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. Options are instruments whose value is derived from that of other assets, rates, or indexes. The Fund may invest in options that derive their performance from the performance of ETFs invested in the broad U.S. equity market. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.